Note 6 - Leases - Future Minimum Time-charter Receipts (Details) $ in Thousands	Jun. 30, 2019 USD ($)
2019 (remainder)	$ 36,409
2020	69,770
2021	39,194
2022	13,242
2023	5,512
2024	1,178
Total	$ 165,305